Long-Term Debt - Additional Information (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2022	Apr. 14, 2021	Nov. 21, 2018 CNY (¥) Loan	Aug. 29, 2018 CNY (¥) Loan
Debt Instrument [Line Items]
Debt instrument, term	10 years	8 years
Mortgage Bank Loan
Debt Instrument [Line Items]
Debt instrument, face amount			¥ 321,540
Mortgage Bank Loan | PRC Bank
Debt Instrument [Line Items]
Debt instrument number of loan agreement | Loan							2	2
Debt instrument, face amount	¥ 61,540						¥ 260,000	¥ 260,000
Debt instrument periodic payment description	The loan is secured by pledging Building B and is repaid in equal instalment every three months with maturity term of 10 years.	The loans are secured by pledging Building A and Building D and are repaid in equal instalment every three months with maturity term of 8 years.
Debt instrument, interest rate		0.75%	1.25%		1.05%	1.472%
Repayment of secured loans		¥ 38,654	¥ 34,038	¥ 32,500
Debt instrument, security deposit			¥ 50,008